Convertible Notes Payable	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Mar. 31, 2011
Convertible Notes Payable [Abstract]
Convertible Notes Payable

Note 5. Convertible Notes Payable

The Company's convertible debenture balances are shown below:

	December 31, 2011	March 31, 2011
	(unaudited)
October 2007 Debentures	$830,568	$2,607,196
Debt discount	(35,524)	(206,068)

Total convertible debentures, net	$795,044	$2,401,128

Short-term:
Current portion of convertible debentures payable, net of discount of $35,524 at December 31, 2011 and $197,226 at March 31, 2011, respectively	$795,044	$1,979,402
Long-term:
Convertible debentures payable, net of current portion and discount of $0 at December 31, 2011 and $8,842 at March 31, 2011, respectively	—	421,726

Total convertible debentures, net	$795,044	$2,401,128

The October 2007 Debentures is convertible into shares of the Company's common stock at a price of $3.00 per share. The debentures bear interest at 8% per annum. The Company has been obligated to make principal or additional interest payments since March 1, 2011 with respect to the outstanding balances of the debentures. The Company is making monthly principal payments of $200,000 and quarterly interest payments. The debentures will be paid by June 2012.

During the three and nine months ended December 31, 2011 and 2010, the Company recognized an aggregate of $42,614 and $170,544, and $135,271 and $385,752 in interest expense, respectively, due to amortization of debt discount related to the warrants and beneficial conversion features associated with the Company's outstanding convertible notes payable. During the three and nine months ended December 31, 2011, the Company recorded interest expense of $24,814 and $110,248, respectively, related to the stated interest associated with the convertible notes payable.

Note 8. Convertible Debentures Payable

The Company's convertible debenture balances are shown below:

	March 31, 2011	March 31, 2010
October 2007 Debentures	$2,607,196	$3,150,975
May 2008 Debentures	—	79,593

	2,607,196	3,230,568
Debt discount	(206,068)	(728,109)

Total convertible debentures, net of discount	$2,401,128	$2,502,459

Short-term:
Current portion of convertible debentures payable, net of discount of $197,226 in 2011 and $0 in 2010, respectively	1,979,402	200,000
Long-term:
Convertible debentures payable, net of current portion and discount of $8,842 in 2011 and $728,109 in 2010, respectively	421,726	2,302,459

Total convertible debentures, net of discount	$2,401,128	$2,502,459

During the years ended March 31, 2011 and 2010, the Company recognized an aggregate of $522,041 and $6,417,346 in interest expense, respectively, due to amortization of debt discount related to the warrants and embedded conversion features associated with the Company's outstanding convertible debentures.

October 2007 and May 2008 Debentures

The Company issued convertible debentures in October 2007 (the "October 2007 Debentures") and in May 2008 (the "May 2008 Debentures," and together with the October 2007 Debentures, the "Debentures"). The Debentures were issued to four institutional investors and had an outstanding principal balance of $2,607,196 and $3,230,568 as of March 31, 2011 and 2010, respectively. In addition, in October 2007 and May 2008, the Company issued to these institutional investors warrants to purchase, as of March 31, 2011, an aggregate of 3,055,097 shares of the Company's common stock (the "Debenture Warrants"). As collateral to secure our repayment obligations to the holders of the Debentures we have granted such holders a first priority security interest in generally all of our assets, including our intellectual property.

Fiscal Year 2010 Activity

During the year ended March 31, 2010, the Company converted interest payments due on the Debentures totaling $171,253 into 42,814 shares of common stock using the conversion rate of $4.00.

In May 2009, approximately $713,000 of the October 2007 Debentures was converted by a note holder. Using the conversion rate of $5.10 per share per the terms of the debenture, 139,804 shares of common stock were issued to the investor. In addition, the fair value of $593,303 related to the conversion feature was reclassified from the liability for derivative instruments to additional paid-in capital (see Note 10) and accelerated the recognition of $508,886 of unamortized debt discount as interest expense.

On July 30, 2009, the Company entered into a Consent, Waiver and Agreement with the holders of the Debentures (the "July Agreement"). Pursuant to the terms of the July Agreement, the Holders (i) consented to the Company's issuance of convertible notes and warrants in connection with a bridge financing of up to $1,500,000 which commenced in March 2009 (the "Bridge Financing"), and (ii) waived, as it relates to the Bridge Financing, a covenant contained in the Debentures not to incur any further indebtedness, except as otherwise permitted by the Debentures. This Bridge Financing is more particularly described below under the caption "Private Placement Debentures." In addition, in connection with the July Agreement, the Company and Holders confirmed that (i) the exercise price of the Debenture Warrants had been reduced, pursuant to the terms of the Debenture Warrants, to $5.10 as a result of the Bridge Financing, and (ii) as a result of the foregoing decrease in the exercise price, pursuant to the terms of the Debenture Warrants, the number of shares underlying the Debenture Warrants held by Holders of the Debentures had been proportionally increased by 404,350 pursuant to the terms of the warrant agreements. As a result of the foregoing adjustments, the Company recognized a loss in other expense due to the change in fair value of derivative liabilities of $1,608,540 and a corresponding increase to the liability for derivative instruments.

On September 17, 2009, the Company entered into an Amendment to Debentures and Warrants, Agreement and Waiver (the "September Amendment") with the holders of the Company's outstanding Debentures and associated Debenture Warrants to purchase common stock, as such Debentures and Debenture Warrants have been amended. The effective date of the September Amendment was September 1, 2009. The purpose of the September Amendment was to restructure the Company's obligations under the outstanding Debentures in order to reduce the amount of the required monthly principal payment and temporarily defer the commencement of monthly principal payments (which was scheduled to commence September 1, 2009) and ceased the continuing interest payments for a period time. The following is a summary of the material terms of the September Amendment:

1. The Company was required to obtain stockholder approval of an amendment to its Amended and Restated Articles of Incorporation to increase the number of authorized shares of its common stock to 250,000,000. Such approval was obtained at the shareholders' meeting on October 9, 2009, and an amendment was filed with the Nevada Secretary of State on November 2, 2009.

2. As of September 1, 2009, the principal amount of the Debentures was increased by $482,792, which was added to the outstanding principal balances and $403,214 was recorded as a debt discount and is being amortized over the remaining life of the Debentures. The increase reflected all accrued and unpaid interest as of such date, plus all interest that would have accrued on the principal amount (as increased as of September 1, 2009, to reflect the then accrued but unpaid interest) from September 1, 2009, to July 1, 2010 (the maturity date of the Debentures). The Company had no obligation under the Debentures to make further payments of interest, and interest ceased to accrue, during the period September 1, 2009 to July 1, 2010.

3. The conversion price of the Debentures was decreased from $5.10 per share to $4.50 per share, which resulted in an increase in the number shares of common stock which the Debentures may be converted into, an increase in the liability for derivative instruments of $802,200 and a corresponding loss was recorded in other expense, net due to the change in fair value of derivatives.

4. The commencement of the Company's obligation to make monthly payments of principal was deferred from September 1, 2009, to January 1, 2010, at which time the Company was to make monthly pro rata payments to the Holders in the aggregate amount of $200,000 with a balloon payment due on the maturity date of July 1, 2010. Prior to the Amendment, the Company was obligated to repay the entire outstanding principal amount of the debentures in twelve equal monthly payments commencing on August 1, 2009. On January 12, 2010, the Company entered into an Amendment to Debentures and Warrants, Agreement and Waiver with the Holders of the Company Debentures, which was subsequently amended in February 2010 as discussed below.

5. The Holders' existing right to maintain a fully diluted ownership equal to 31.5% has been increased by the Amendment to a fully diluted ownership of 34.5%.

6. The exercise price of the outstanding Debenture Warrants was decreased from $5.10 per share to $4.50 per share, which also resulted in a corresponding pro rata increase in the number of shares that would be purchased upon exercise of the Debenture Warrants to an aggregate of 3,055,095 shares. The reduction in exercise price of the Debenture Warrants to $4.50 per share and the 359,423 share increase in the number of Debenture Warrants resulted in an increase in the liability for derivative instruments of $1,679,990 and a corresponding loss was recorded in other expense, net due to the change in fair value of derivative liabilities.

7. The following additional covenants were added to the Debentures (replacing similar covenants which had terminated as of June 30, 2009) and remained in full force so long as any of the Debentures remain outstanding (the "Covenant Period"):

a. The Company was to maintain a total cash balance of no less than $100,000 at all times during the Covenant Period;

b. The Company was to have an average monthly operating cash burn of no more than $500,000 during the Covenant Period. Operating cash burn was defined by taking net income (or loss), added back all non-cash items, and excluded changes in assets, liabilities and financing activities;

c. The Company was to have a minimum current ratio of 0.5 to 1 at all times during the Covenant Period. This calculation was to be made by excluding the current portion of the convertible notes payable and accrued interest, and liability from derivative instruments from current liability for the current ratio;

d. Accounts payable was not to exceed $750,000 at any time during the Covenant Period;

e. Accrued salaries was not to exceed $350,000 at any time during the Covenant Period; and

f. The Company was not make any revisions to the terms of the existing contractual agreements for the Notes Payable to Former Officer, Related Party Notes Payable and the Line of Credit (as each is referred to in the Company's Form 10-Q for the period ended June 30, 2009); other than the previous amendment to the payment terms of a note payable to the Company's former CEO.

8. The Company was not to deliver a redemption notice with respect to the outstanding Debentures until such time as the closing price of the Company's common stock shall have exceeded $7.00 (as adjusted for stock splits or similar transactions) for ten consecutive trading days prior to the delivery of the redemption notice.

On September 22, 2009, the holders of the October 2007 Debentures converted $100,000 of principal into 22,222 shares of the Company's common stock at a conversion price of $4.50. As a result of the conversion, the Company reclassified $52,799 of the derivative liability related to the embedded conversion feature to additional paid-in capital and accelerated the recognition of $41,277 of unamortized debt discount as interest expense.

On October 9, 2009, the holders of the October 2007 Debentures converted $90,000 principal into 20,000 shares of the Company's common stock at a conversion price of $4.50. As a result of the conversion, the Company reclassified $37,001 of the derivative liability related to the embedded conversion feature to additional paid-in capital and accelerated the recognition of $33,708 of unamortized debt discount as interest expense.

On November 17, 2009, the holders of the October 2007 Debentures converted $180,000 principal into 40,000 shares of the Company's common stock at a conversion price of $4.50. As a result of the conversion, the Company reclassified $80,368 of the derivative liability related to the embedded conversion feature to additional paid-in capital and accelerated the recognition of $59,262 of unamortized debt discount as interest expense.

On November 24, 2009, the holders of the October 2007 Debentures converted $100,000 principal into 22,222 shares of the Company's common stock at a conversion price of $4.50. As a result of the conversion, the Company reclassified $38,224 of the derivative liability related to the embedded conversion feature to additional paid-in capital and accelerated the recognition of $32,034 of unamortized debt discount as interest expense.

On January 11, 2010, the holders of the October 2007 Debentures converted $100,000 principal into 22,222 shares of the Company's common stock at a conversion price of $4.50. As a result of the conversion, the Company reclassified $88,001 of the derivative liability related to the embedded conversion feature to additional paid-in capital and accelerated the recognition of $25,989 of unamortized debt discount as interest expense.

On January 15, 2010, the holders of the October 2007 Debentures converted $100,000 principal into 22,222 shares of the Company's common stock at a conversion price of $4.50. As a result of the conversion, the Company reclassified $114,693 of the derivative liability related to the embedded conversion feature to additional paid-in capital and accelerated the recognition of $25,451 of unamortized debt discount as interest expense.

On February 19, 2010, the Company entered into an Amended and Restated Amendment Agreements with the holders of the Company's Debentures (as hereinafter defined), which was amended on February 23, 2010 (collectively, the "2010 Amendment"), pursuant to which the Company amended and restated the amendment agreements entered into on January 12, 2010 and February 1, 2010 with the holders. Pursuant to the 2010 Amendment, the debenture holders confirmed their prior agreement to defer until March 1, 2010 the Company's obligation to make the January 1, 2010 and February 1, 2010 debenture amortization payments (each in the aggregate amount of $200,000) and their consent to the Company's recent 10-to-1 reverse stock split. The following is a summary of the material terms of the 2010 Amendment:

•

each holder converted $1,357,215 in principal amount of the outstanding principal balance of such holder's debenture in exchange for a number of shares of common stock determined by dividing such principal amount by the unit offering price in the Company's equity financing on February 25, 2010 (see Note 10). Based on the public offering price of $3.00 per unit, each holder received a total of 452,405 shares of common stock upon conversion. As a result of the conversion of an aggregate of $2,714,430 outstanding principal, the Company reclassified a portion of the derivative liability related to the conversion feature of the Debentures of $1,450,605 to additional paid-in capital and accelerated the recognition of $554,720 of debt discount as interest expense;

•

with respect to the remaining outstanding balance of the debentures after the foregoing conversions, the Company is not obligated to make any principal or interest payments until March 1, 2011, at which time the Company will be obligated to start making monthly principal payments of $200,000 for a period of seventeen (17) months with a final balloon payment due on August 1, 2012. In addition, the future interest of $163,573 (in the aggregate) that would accrue on the outstanding principal balance from July 1, 2010 (the date to which accrued interest was previously added to principal) to March 1, 2011 was added to the current principal balance of the debentures with a corresponding increase to the debt discount to be amortized over the remaining life of the debt. Interest payments over the remaining term are to accrue and become due quarterly;

•	the conversion price of the remaining outstanding balance of each debenture was reset to $3.00 based on the public offering price;

•

the exercise price of the warrants currently held by the debenture holders was reset to $3.30 per share which is equal to the exercise price of the warrants included as part of the units sold in the public offering (110% of the unit offering price) and the exercise period was extended to January 1, 2015;

•

the termination of certain anti-dilution provisions contained in the debentures and warrants held by the debenture holders and their right to maintain a fully-diluted ownership of our common stock equal to 34.5%, which, along with the reset of the conversion price to $3.00 per share and warrant exercise price to $3.30 per share, resulted in the reclassification of $9,009,329 of derivative liability related to the embedded conversion features and warrants to additional paid-in capital since the modification to the terms of the warrants no longer required derivative accounting;

•	the termination of certain financial covenants as described above; and

•

each executed a lock-up agreement covering a period of 180 days following the effective date of the registration statement; provided, however, that in the event that on any trading day during the lock-up period the trading price of the Company's common stock exceeds 200% of the offering price of the units, then each holder may sell at sales prices equal to or greater than 200% of such unit offering price a number of shares of common stock on that trading day (such day referred to as an "Open Trading Day") equal to up to 10% of the aggregate trading volume of the Company's common stock on the primary market on which it is trading on such Open Trading Day, and (ii) in the event on any trading day during the lock-up period the trading price of the Company's common stock exceeds 300% of the unit offering price (also referred to as an Open Trading Day), each holder may sell at sales prices equal to or greater than 300% of such unit offering price an unlimited number of shares of common stock on such Open Trading Day. Sales under the foregoing clause (ii) on any particular Open Trading Day shall not be aggregated with sales under the foregoing clause (i) on the same Open Trading Day for purposes of calculating the 10% limitation under clause (i).

Fiscal Year 2011 Activity

During January 2011, the holders of the October 2007 Debentures converted $200,000 principal into 66,666 shares of the Company's common stock at a conversion price of $3.00 per share per the terms of the Debentures. For the year ending March 31, 2011 aggregate principal payments were $343,779.

As of March 31, 2011, the May 2008 Debentures were paid in full. For the year ending March 31, 2011 aggregate principal payments were $79,593.

Private Placement Debentures

Fiscal Year 2010 Activity

In March 2009, the Company entered into an Agency Agreement with a broker to raise capital in a private placement offering of one-year convertible debentures pursuant to Regulation D of the Securities Act of 1933 and the Rules promulgated there under (the "Private Placement Debentures"). As of March 31, 2010, the Company had received total gross proceeds of $1,381,500 under this private placement offering of convertible debentures which included gross proceeds of $1,321,500 raised during the year ended March 31, 2010. The Company had the option to make principal redemptions on the maturity dates of the debentures in shares of common stock at a conversion price of $5.10 per share. At any time, holders were able to convert the debentures into shares of common stock at the conversion price of $5.10. The conversion price was subject to adjustment in the event the Company issued its next equity financing of at least $2,500,000 at a price below $5.10 per share. Per the terms of the convertible debenture agreements, the notes had a term of one year from issuance and were redeemable by the Company with two days notice. The notes bore interest at 8% per annum and were convertible into shares of the Company's common stock at a conversion rate of $5.10 per share. In connection with the Private Placement Debentures, the Company issued to investors an aggregate of 54,177 five-year warrants to purchase shares of the Company's common stock at $5.10 per share (the "Private Placement Warrants"), which included 51,824 warrants issued to investors during the year ended March 31, 2010, and were accounted for as derivative liabilities (see Note 9). The Company had determined the aggregate fair value of the issued warrants as of the dates of each grant, based on Black-Scholes, to be approximately $291,570 for the year ended March 31, 2010. The exercise price of the warrants was subject to adjustment in the event the Company issued its next equity financing of at least $2,500,000 at a price below $5.10 per share. In connection with the issuance of the Private Placement Debentures, the Company recognized a debt discount and derivative liability at the dates of issuance in the aggregate amount of $1,125,772 related to the fair value of the warrants and embedded conversion features, which included $1,080,201 of debt discount recorded during the year ended March 31, 2010 comprised of $788,631 related to the fair value of the embedded conversion features and $291,570 related to the fair value of the warrants. Prior to conversion (see below), the debt discount was amortized to interest expense over the life of the debentures and the derivative liability was revalued each reporting period with changes in fair value recognized in earnings.

On February 25, 2010, immediately prior to the Company's public offering, the holders of the Private Placement Debentures converted the principal balance of $1,381,500 and accrued interest of $78,701 into 519,187 shares of the Company's common stock at a conversion price of $2.81 in prepayment of all amounts due. As a result of the conversion, the Company reclassified the derivative liability related to the conversion feature of the Private Placement Debentures of $273,465 to additional paid-in capital and recognized the remaining debt discount of approximately $331,002 as interest expense. In addition, pursuant to the anti-dilution provisions contained in the Private Placement Warrant agreements, the exercise price of the Private Placement Warrants was reset from $5.10 per share to $2.81 per share and the Company recorded a loss of $2,756 in other expense, net and a corresponding increase in derivative liabilities. The derivative liabilities balance of $128,276 related to the Company's Private Placement Warrants was reclassified to additional paid-in capital in 2011 (see Note 9). During the year ended March 31, 2010, the Company issued 16,253 warrants with an exercise price of $5.10 per share for commissions due in connection with the Company's Private Placement Debentures. The Company determined the aggregate fair value of the issued warrants, based on the Black-Scholes pricing model, to be $63,396, or $3.90 per share as of the effective date of grant, and was recorded in equity with a corresponding charge to deferred financing fees to be amortized to interest expense over the remaining life of the debt. The remaining balance of $21,132 was charged to interest expense upon conversion of the Private Placement Debentures in February 2010.

During the year ended March 31, 2010, the Company recognized an aggregate of $1,125,772 in interest expense due to amortization of debt discount related to the warrants and embedded conversion features associated with the Company's outstanding Private Placement Debentures.

Convertible debentures mature in fiscal years ending after March 31, 2011 as follows:

Amount
Years Ending March 31,
2012	$2,176,628
2013	430,568

$2,607,196